STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
First quarterly distribution paid per unit (in dollars per unit)	$ 0.29
Second quarterly distribution paid per unit (in dollars per unit)	0.3
Third quarterly distribution paid per unit (in dollars per unit)	0.39	$ 0.35
Fourth quarterly distribution declared per unit (in dollars per unit)	$ 5.95	$ 0.37